Document and Entity Information	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Entity Registrant Name	AMCON DISTRIBUTING COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15589
Entity Tax Identification Number	47-0702918
Entity Address, Address Line One	7405 Irvington Road
Entity Address, Address Line Two	POST OFFICE BOX 641940 (68164-7940)
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68122
City Area Code	402
Local Phone Number	331-3727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000928465
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DIT
Security Exchange Name	NYSEAMER